Document and Entity Information	0 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan 29, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Jan 29, 2013
Prospectus Date	May 23, 2012

Multi-Asset Portfolio | Multi-Asset Portfolio
Multi-Asset Portfolio

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

The following is hereby added as the penultimate paragraph under the section of the Prospectus entitled "Portfolio Summary - Principal Risks:"

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Label	Element	Value
Multi-Asset Portfolio | Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Portfolio
Risk [Heading]	rr_RiskHeading	The following is hereby added as the penultimate paragraph under the section of the Prospectus entitled "Portfolio Summary - Principal Risks:"
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012